Loss per Share (Tables)	12 Months Ended
Mar. 31, 2024
Earnings per share [Abstract]
Schedule of (loss) income per share [Table Text Block]
	Year ended March 31, 2024	Year ended March 31, 2023
Basic weighted average number of common shares outstanding	90,005,128	82,871,284
Diluted weighted average common shares outstanding	90,005,128	82,871,284